Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	SHARES ISSUED PREFERRED SHARES	SHARES ISSUED COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE (LOSS) INCOME	DEFICIT	TOTAL	NON-CONTR-OLLING INTEREST
Beginning Balance at Dec. 31, 2016	$ 18,916	$ 4,004	$ 18,370	$ 1,160	$ 46	$ (4,978)	$ 18,602	$ 314
Net earnings	3,050					2,994	2,994	56
Other comprehensive income (loss)	(311)				(63)	(246)	(309)	(2)
Total comprehensive (loss) income	2,739				(63)	2,748	2,685	54
Common shares issued under employee stock option plan	116		122	(6)			116
Common shares issued under employee savings plan	5		5				5
Other share-based compensation	(8)			8		(16)	(8)
Common shares issued for acquisitions	1,594		1,594				1,594
Dividends declared on BCE common and preferred shares	(2,692)					(2,692)	(2,692)
Dividends declared by subsidiaries to non-controlling interest	(45)							(45)
Ending Balance (Previously stated) at Dec. 31, 2017	20,625	4,004	20,091	1,162	(17)	(4,938)	20,302	323
Ending Balance at Dec. 31, 2017	20,625	4,004	20,091	1,162	(17)	(4,938)	20,302	323
Net earnings	2,973					2,929	2,929	44
Other comprehensive income (loss)	177				106	66	172	5
Total comprehensive (loss) income	3,150				106	2,995	3,101	49
Common shares issued under employee stock option plan	12		13	(1)			12
Common shares issued under employee savings plan			0
Other share-based compensation	(12)			12		(24)	(12)
Repurchase of common shares	(175)		(69)	(3)		(103)	(175)
Common shares issued for acquisitions	1		1				1
Dividends declared on BCE common and preferred shares	(2,856)					(2,856)	(2,856)
Dividends declared by subsidiaries to non-controlling interest	(5)							(5)
Settlement of cash flow hedges transferred to the cost basis of hedged items	1				1		1
Return of capital to non-controlling interest	(51)					(7)	(7)	(44)
Other	3							3
Ending Balance at Dec. 31, 2018	$ 20,689	$ 4,004	$ 20,036	$ 1,170	$ 90	$ (4,937)	$ 20,363	$ 326